Income Taxes (Tax Effects of Temporary Differences) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current
Accounts receivable	¥ 482	$ 69	¥ 187
Other receivables			0
Inventory impairment	717	104	1,251
Estimated Loss due to Product Warranty
Deferred tax assets - current	1,199	173	1,438
Non-current
Property, plant and equipment, principally due to differences in depreciation	917	132	1,763
Construction in progress, principally due to capitalized interest	(2,656)	(382)	(4,819)
Lease prepayments, principally due to differences in charges	(341)	(49)	(587)
Allowance for advanced to supplier-long term	16	2	27
Net loss carryforward	7,099	1,022	13,729
Deferred Tax Assets, Gross, Noncurrent	5,035	725	10,113
Net deferred income tax assets	¥ 6,234	$ 898	¥ 11,551